CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
Balance at Dec. 31, 2010	$ 73,944,243	$ 6,930,944	$ 7,414,409	$ 79,522,406	$ 167,812,002
Balance, shares at Dec. 31, 2010	46,139,053
Net income				57,620,552	57,620,552
Foreign currency translation gain			11,038,151		11,038,151
Shares issued for warrant conversion	66,473,875				66,473,875
Shares issued for warrant conversion, shares	13,294,775
Balance at Dec. 31, 2011	140,418,118	6,930,944	18,452,560	137,142,958	298,427,836
Balance, shares at Dec. 31, 2011	59,433,828
Net income				26,133,088	26,133,088
Foreign currency translation gain			3,355,961		3,355,961
Purchase of treasury stock					(1,554,674)
Retirement of treasury stock		(5,657,355)			(5,657,355)
Retirement of treasury stock, shares	(1,710,098)
Grant of restricted common shares	2,100,000
Share-based compensation		3,705,109			3,705,109
Balance at Dec. 31, 2012	140,418,118	4,978,698	21,808,521	163,276,046	330,067,320
Balance, shares at Dec. 31, 2012	59,823,730
Net income				(14,137,417)	(14,137,417)
Foreign currency translation gain			9,436,967		9,436,967
Purchase of treasury stock					(84,736)
Share-based compensation		32,891			32,891
Dividend paid to acquire land use right from a related company		(5,011,589)		(21,174,768)	(26,186,357)
Balance at Dec. 31, 2013	$ 140,418,118		$ 31,245,488	$ 127,965,861	$ 299,128,668
Balance, shares at Dec. 31, 2013	59,823,730